Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
		3 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount		$ 33,460	$ 33,408	$ 27,286
Carrying value	[1]	28,893	26,935	22,876
Difference between contractual maturity amount and carrying value		4,567	6,473	4,410
Change in fair value for the period attributable to change in own credit risk recorded in other comprehensive income		(1,848)	1,661	567
Cumulative changes in fair value attributable to changes in own credit risk		$ (48)	$ 1,800	$ 856

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.